Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	21VIANET GROUP, INC.
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Class A Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	505,253,850
Class B Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	174,649,638
Class C Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	60,000